Paycheck Protection Program Loan (Details Narrative) (Mymd Pharmaceuticals Inc.) - Mymd Pharmaceuticals Inc. [Member] - USD ($)		12 Months Ended
	Apr. 16, 2020	Dec. 31, 2020	Dec. 31, 2019
Proceeds from loan		$ 54,000
Maximum [Member]
Loans	$ 2,000,000
Paycheck Protection Program Loan [Member]
Proceeds from loan	$ 54,000
Debt term	2 years
Debt interest rate	1.00%
Loan audit inspection description	the SBA and other government communications have indicated that all loans in excess of $2 million including loans with affiliates will be subject to audit and that those audits could take up to seven years to complete.